SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

Years
Office furniture and fixtures	4
Plant and equipment	4-8
Leasehold Improvements	10
Motor vehicles	3

Schedule of anti dilutive securities

	Years Ended
	2025	2024
Convertible notes	–	210,081,967
Series D preferred stock	176,470	176,470
	176,470	210,258,470